Income Taxes (Income Taxes Paid) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Income Taxes
Income taxes paid	$ 126.4	$ 94.8	$ 64.4